SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2024	Dec. 31, 2023
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years	4 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years	20 years